Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 6 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Machinery and equipment	$26,786	$7,728
Vehicles	5,295	5,295
Total cost	32,081	13,023
Less: Accumulated depreciation	(15,708)	(9,191)
Property and equipment, net	$16,373	$3,832

Depreciation expense related to the Company’s property and equipment was $6,517 and $4,341 for the years ended December 31, 2024 and 2023, respectively, which were included within depreciation and amortization in the consolidated statements of operations.